SCHEDULE OF ESTIMATED USEFUL LIFE (Details)	Mar. 31, 2026
Computer Equipment [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	3 years
Computer Equipment [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	5 years
Furniture and Fixtures [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	5 years
Office Equipment [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	5 years
Renovation [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	5 years